Income taxes - Schedule of change in net deferred taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets
Balance at beginning of period	$ 924,299	$ 97,211	$ 79,222
Recognized in profit or loss	264,021	758,264	17,685
Recognized in equity	20,780	30,846	381
Effects of change in foreign exchange rate	86,753	37,978	(77)
Balance at end of period	1,295,853	924,299	97,211
Deferred tax liabilities
Balance at beginning of period	0	(5,155)	(8,406)
Recognized in profit or loss	0	5,155	3,430
Recognized in equity	0	0	0
Effects of change in foreign exchange rate	0	0	(179)
Balance at end of period	$ 0	$ 0	$ (5,155)